EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2018
Earnings Per Share [Abstract]
Components of calculation of earnings per share
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands of $)	June 30, 2018	June 30, 2017	December 31, 2017
Basic earnings per share:
Net income available to stockholders	40,421	52,393	101,209
Diluted earnings per share:
Net income available to stockholders	40,421	52,393	101,209
Interest and other expenses attributable to convertible bonds	261	4,571	4,511
Net income assuming dilution	40,682	56,964	105,720

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended		Year ended
(in thousands)	June 30, 2018	June 30, 2017	December 31, 2017
Basic earnings per share:
Weighted average number of common shares outstanding	104,160	93,505	95,597
Diluted earnings per share:
Weighted average number of common shares outstanding*	104,160	93,505	95,597
Effect of dilutive share options	62	15	26
Effect of dilutive convertible bonds	818	12,410	7,277
Weighted average number of common shares outstanding assuming dilution	105,040	105,930	102,900

	Six months ended		Year ended
	June 30, 2018	June 30, 2017	December 31, 2017
Basic earnings per share:	$0.39	$0.56	$1.06
Diluted earnings per share:	$0.39	$0.54	$1.03